Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (305,250)	$ (48,359)	$ (53,527)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation and other comprehensive income (loss)	22,724	(4,955)	(15,074)
Available for sale investments:
Change in unrealized gain (loss), net of tax	3,790	(3,810)	(2,378)
Less: reclassification adjustments for losses included in net loss, net of tax	(33)	4,293	7,307
Comprehensive loss	(278,769)	(52,831)	(63,672)
Less: Comprehensive loss attributable to noncontrolling interest	0	0	(1,400)
Comprehensive loss attributable to common shareholders	$ (278,769)	$ (52,831)	$ (62,272)